OPERATING REVENUES	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
OPERATING REVENUES	OPERATING REVENUES
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2024, 2023 and 2022:

(in thousands of $)	2024	2023	2022
Time charter revenues	622,569	434,827	593,795
Voyage charter revenues	341,926	446,666	518,398
Other revenues	3,925	4,274	1,263
Total operating revenues	968,420	885,767	1,113,456

In 2024, 2023 and 2022, we recognized a total of $21.1 million, $24.5 million and $29.3 million, respectively, in demurrage which is included under voyage charter revenues. Most of our voyage contracts are considered service contracts which fall under the provisions of ASC 606 because we, as the shipowner, retain control over the operations of the vessel such as directing the routes taken or the vessel speed. However, some of our voyage charter contracts could be considered to contain a lease. A voyage charter contains a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. When a lessor, we have elected the practical expedient for our time charter contracts and voyage charter contracts that qualify as leases to not separate the non-lease component, or service element, from the lease. Furthermore, ASC 842 requires us to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance we have assessed that the lease components were the predominant component for all of our time charter contracts. Furthermore, for certain of our voyage charter contracts the lease components were the predominant components.

For the year ended December 31, 2024 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	622,484	85	622,569
Voyage charter revenues	19,880	322,046	341,926
Other revenues	—	3,925	3,925
Total operating revenues	642,364	326,056	968,420

Variable lease income included into our time-charter agreements amounted to $26.7 million, $22.6 million and $18.9 million for the years ended December 31, 2024, 2023 and 2022, respectively.

For the year ended December 31, 2023 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	434,827	—	434,827
Voyage charter revenues	—	446,666	446,666
Other revenues	—	4,274	4,274
Total operating revenues	434,827	450,940	885,767

For the year ended December 31, 2022 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	579,673	14,122	593,795
Voyage charter revenues	49,746	468,652	518,398
Other revenues	—	1,263	1,263
Total operating revenues	629,419	484,037	1,113,456

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $18.6 million of contract assets were capitalized in the year ended December 31, 2024 under "Other current assets", of which $17.2 million was amortized up to December 31, 2024, leaving a remaining balance of $1.1 million. In 2024, $3.6 million of contract assets were amortized in relation to voyages in progress at the end of December 31, 2023.

$24.9 million of contract assets were capitalized in the year ended December 31, 2023 under "Other current assets", of which $21.3 million was amortized up to December 31, 2023, leaving a remaining balance of $3.6 million. In 2023, $4.9 million of contract assets were amortized in relation to voyages in progress at the end of December 31, 2022. In 2022, we amortized an aggregate of $24.7 million of capitalized voyage expenses, or contract assets classified as other current assets.

No impairment losses related to capitalized fulfillment costs were recognized in any of the periods.

As of December 31, 2024, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues were therefore accounted for under ASC 606:

(in thousands of $)	2024	2023
Voyages in progress (contract assets)	6,943	15,651
Trade accounts receivable	7,338	11,066
Other current assets (capitalized fulfillment costs)	1,084	3,558
Total	15,365	30,275

As of December 31, 2024, we recorded $2.4 million (2023: $5.3 million) in total deferred charter revenue for consideration received or unearned revenue related to ongoing voyages at period end. In 2024, we recognized $5.3 million in revenue, which was deferred as at December 31, 2023, as the performance obligations were met. Credit loss allowance as of December 31, 2024 relating to the contract assets above amounted to $0.1 million. No impairment losses were recognized as of December 31, 2024.